UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 141.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.9%
AVIO S.p.A.
Term Loan, 3.08%, Maturing June 14, 2017		711	$710,999
Term Loan, 3.87%, Maturing December 14, 2017	EUR	600	783,330
Term Loan, 3.95%, Maturing December 14, 2017		762	762,109
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		923	933,068
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		772	785,660
Term Loan, 6.25%, Maturing November 2, 2018		350	356,166
DigitalGlobe, Inc.
Term Loan, Maturing January 24, 2020(2)		275	275,000
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,372	1,385,335
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		900	901,676
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		1,783	1,372,531
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		1,750	1,775,156
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 5, 2019		2,225	2,229,172
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,622	1,624,399
Transdigm, Inc.
Term Loan, Maturing February 28, 2020(2)		3,950	3,950,000

			$17,844,601

Air Transport — 0.5%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)		920	$877,344
Orbitz Worldwide Inc.
Term Loan, 3.20%, Maturing July 25, 2014		1,947	1,928,528

			$2,805,872

Automotive — 6.3%
Allison Transmission, Inc.
Term Loan, 4.25%, Maturing August 23, 2019		2,988	$3,022,184
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		469	473,363
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		8,803	8,999,064
Delphi Corporation
Term Loan, 4.75%, Maturing March 31, 2017		878	883,332
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014		3,526	3,301,125

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 2.14%, Maturing December 28, 2015	2,189	$2,049,214
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	7,535,332
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	2,325	2,354,063
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,475	1,482,365
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	1,262	1,274,167
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	508,113
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	1,631	1,643,353
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	973	977,425
Veyance Technologies, Inc.
Term Loan, 2.46%, Maturing July 31, 2014	361	358,771
Term Loan, 2.46%, Maturing July 31, 2014	2,520	2,504,789
Term Loan, 5.50%, Maturing July 31, 2014	372	371,257
Term Loan - Second Lien, 5.95%, Maturing July 31, 2015	1,350	1,333,969

		$39,071,886

Brokers, Dealers and Investment Houses — 0.1%
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	600	$608,250

		$608,250

Building and Development — 0.7%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	1,010	$1,014,070
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	792	740,520
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,908	1,922,677
Realogy Corporation
Term Loan, 3.23%, Maturing October 10, 2013	97	96,734
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	546	549,799

		$4,323,800

Business Equipment and Services — 13.1%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	387	$390,284
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	4,129	4,190,856
Acxiom Corporation
Term Loan, 3.29%, Maturing March 15, 2015	724	730,775
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 12, 2017	2,577	2,596,780
Affinion Group, Inc.
Term Loan, 6.50%, Maturing July 16, 2015	3,614	3,386,613
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	639	644,218

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Altegrity, Inc.
Term Loan, 3.20%, Maturing February 21, 2015	707	$682,149
Term Loan, 7.75%, Maturing February 20, 2015	776	776,607
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	900	914,625
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	1,222	1,219,646
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	697	697,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.75%, Maturing October 16, 2016	179	179,366
Term Loan, 6.25%, Maturing October 16, 2018	744	745,653
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,594	1,615,696
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,219	1,229,285
ClientLogic Corporation
Term Loan, 7.06%, Maturing January 30, 2017	1,790	1,765,429
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	575	579,672
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	549	552,054
Term Loan - Second Lien, 10.25%, Maturing February 28, 2018	1,000	1,005,000
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	574	578,468
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,306	2,012,910
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	2,250	2,269,687
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020	575	577,875
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	2,126	2,148,215
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing January 25, 2020	553	557,698
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	1,796	1,821,684
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	1,629	1,633,041
IMS Health Incorporated
Term Loan, 3.75%, Maturing August 25, 2017	2,208	2,218,907
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	3,201	3,237,930
Kronos Incorporated
Term Loan, 4.50%, Maturing October 18, 2019	1,775	1,794,415
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	1,025	1,053,187
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	2,275	2,263,917
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	754	753,901
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016	914	914,894
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,000	997,500
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018	943	948,377

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		575	$578,953
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		417	420,770
Term Loan, 4.50%, Maturing June 8, 2018		4,702	4,748,961
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		623	631,230
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		1,325	1,326,656
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		761	763,499
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		711	716,717
SunGard Data Systems, Inc.
Term Loan, 3.85%, Maturing February 26, 2016		7,114	7,133,447
Term Loan, 3.95%, Maturing February 28, 2017		1,557	1,569,088
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		625	633,594
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		936	940,429
Trans Union, LLC
Term Loan, 5.50%, Maturing February 10, 2019		3,166	3,190,006
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	741	941,541
Term Loan, 5.06%, Maturing August 21, 2015		679	669,399
Term Loan, 5.06%, Maturing August 21, 2015		1,122	1,106,553
Term Loan, 5.06%, Maturing August 21, 2015		225	221,588
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		133	134,885
Term Loan, 6.00%, Maturing July 28, 2017		682	689,141
WASH Multifamily Laundry Systems, LLC
Term Loan, Maturing February 15, 2019(2)		350	353,500
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		4,099	4,117,824

			$80,572,095

Cable and Satellite Television — 6.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		948	$962,235
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,397	1,405,926
Bragg Communications Incorporated
Term Loan, 5.50%, Maturing February 28, 2018		446	448,470
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		4,913	4,954,330
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016		508	510,648
Term Loan, 4.00%, Maturing May 15, 2019		298	301,062
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,740	1,757,436
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		3,692	3,708,151

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kabel Deutschland GmbH
Term Loan, 3.50%, Maturing February 1, 2019		1,200	$1,203,875
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	357	461,801
Term Loan, 3.00%, Maturing March 4, 2016	EUR	369	477,628
Term Loan, 7.37%, Maturing March 6, 2017(4)	EUR	468	592,317
Term Loan - Second Lien, 4.12%, Maturing September 2, 2016	EUR	565	720,211
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		3,723	3,719,272
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,633	1,642,651
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		902	905,257
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.71%, Maturing July 1, 2016	EUR	1,781	2,296,445
UPC Broadband Holding B.V.
Term Loan, 3.87%, Maturing December 31, 2016	EUR	2,614	3,416,385
Term Loan, 4.12%, Maturing December 29, 2017	EUR	1,732	2,268,315
UPC Financing Partnership
Term Loan, 3.70%, Maturing December 30, 2016		429	432,695
Term Loan, 3.70%, Maturing December 29, 2017		1,410	1,417,076
Term Loan, 4.00%, Maturing January 29, 2021		875	880,469
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(2)	GBP	1,650	2,500,394
Term Loan, Maturing February 17, 2020(2)		4,525	4,508,972
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		350	351,750

			$41,843,771

Chemicals and Plastics — 3.4%
AZ Chemical US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,178	$1,198,548
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		275	277,750
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		796	799,980
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		549	553,451
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		568	572,308
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		3,846	3,931,871
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		112	113,331
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		978	991,552
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		1,325	1,328,865
Schoeller Arca Systems Holding B.V.
Term Loan, 4.69%, Maturing November 16, 2015	EUR	72	66,039
Term Loan, 4.69%, Maturing November 16, 2015	EUR	206	188,288
Term Loan, 4.69%, Maturing November 16, 2015	EUR	222	202,616

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018	633	$642,210
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019	422	426,294
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	2,072	2,075,401
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020	3,125	3,168,856
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	4,704	4,700,291

		$21,237,651

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	856	$863,583
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	513	518,022

		$1,381,605

Conglomerates — 2.7%
Jason Incorporated
Term Loan, Maturing February 28, 2019(2)	600	$595,500
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018	3,638	3,676,958
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016	2,626	2,645,965
Term Loan, 5.50%, Maturing October 18, 2017	1,563	1,586,635
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,485	1,493,044
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	747,188
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	3,700	3,751,537
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	2,115	2,125,143

		$16,621,970

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 4, 2020	2,400	$2,390,167
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,950	2,983,187
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	547	548,618
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	3,716	3,769,101
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	591	599,804
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	697	706,947

		$10,997,824

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 0.8%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		3,358	$3,389,608
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.20%, Maturing November 28, 2014		1,075	870,750
Prestige Brands, Inc.
Term Loan, 3.76%, Maturing January 31, 2019		374	377,020

			$4,637,378

Drugs — 1.3%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		496	$498,731
Term Loan, 5.50%, Maturing February 10, 2017		2,087	2,097,887
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 28, 2019		1,322	1,323,065
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		326	328,547
Term Loan, 4.25%, Maturing March 15, 2018		506	511,319
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		622	628,101
Term Loan, 4.25%, Maturing March 15, 2018		1,638	1,653,895
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,126	1,137,053

			$8,178,598

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		2,200	$2,209,625
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		575	581,289
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.68%, Maturing March 31, 2016(4)	GBP	532	216,040

			$3,006,954

Electronics/Electrical — 10.8%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,906	$1,927,349
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		2,315	2,343,806
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,303	3,347,166
Cinedigm Digital Funding I, LLC
Term Loan, 5.75%, Maturing April 29, 2016		632	635,923
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		2,260	2,278,097
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018		900	911,063
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,491	1,500,982
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		2,203	2,126,067

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	2,906	$2,925,123
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	419	419,823
Term Loan, 5.50%, Maturing May 31, 2016	1,165	1,166,687
Freescale Semiconductor, Inc.
Term Loan, 4.45%, Maturing December 1, 2016	2,485	2,492,040
Term Loan, Maturing March 2, 2020(2)	3,225	3,225,000
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	375	378,047
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	5,647	5,727,831
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	1,567	1,591,611
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	1,587	1,596,812
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,524	2,563,942
Term Loan, 5.50%, Maturing March 3, 2017	1,160	1,184,969
Term Loan, 5.25%, Maturing March 19, 2019	1,811	1,833,389
Term Loan, 4.75%, Maturing January 11, 2020	1,025	1,040,055
Rovi Corporation
Term Loan, 4.00%, Maturing March 29, 2019	831	835,995
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	2,975	3,019,625
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	650	676,000
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	492	492,826
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	447	452,208
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	3,915	3,950,026
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	991	997,107
Term Loan, 5.00%, Maturing March 10, 2016	375	377,813
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	1,119	1,127,770
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	660	667,036
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,269	1,281,479
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,527	1,543,097
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	848	857,358
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	141	142,823
Term Loan, 5.00%, Maturing June 7, 2019	1,359	1,373,394
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,450	1,464,500
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	246	247,074
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,098	1,110,988

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	1,325	$1,334,938
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	500	505,000
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	2,793	2,834,937

		$66,507,776

Equipment Leasing — 1.2%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,925	$1,932,219
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,425	1,439,250
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,800	3,828,500

		$7,199,969

Financial Intermediaries — 5.9%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	925	$940,031
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,378	1,394,719
CB Richard Ellis Services, Inc.
Term Loan, 3.45%, Maturing March 5, 2018	760	763,419
Term Loan, 3.70%, Maturing September 4, 2019	718	721,007
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	1,847	1,857,264
First Data Corporation
Term Loan, 4.20%, Maturing March 23, 2018	4,136	4,094,372
Term Loan, 5.20%, Maturing September 24, 2018	1,375	1,378,560
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,313	1,308,284
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	794	802,003
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	1,009	1,016,316
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	1,034	1,045,633
LPL Holdings, Inc.
Term Loan, 4.00%, Maturing March 29, 2019	3,424	3,458,366
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,113	1,129,821
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	697	699,034
Nuveen Investments, Inc.
Term Loan, 5.20%, Maturing May 13, 2017	6,728	6,804,175
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing January 22, 2018	1,375	1,394,250
Oz Management L.P.
Term Loan, 1.70%, Maturing November 15, 2016	1,489	1,363,664
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(5)	15	12,487
Term Loan, 6.96%, Maturing December 10, 2015(5)	480	369,055

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		3,877	$3,924,601
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		521	523,505
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		1,394	1,412,333

			$36,412,899

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		1,450	$1,471,449
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		732	724,250
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		1,471	1,481,734
Clearwater Seafoods Limited Partnership
Term Loan, 6.78%, Maturing June 6, 2018		1,194	1,199,970
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		4,724	4,751,741
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018		1,086	1,091,223
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		1,318	1,331,559
High Liner Foods Incorporated
Term Loan, 5.75%, Maturing December 31, 2017		718	719,544
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		1,108	1,110,895
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		715	725,690
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		3,909	3,965,456
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		323	325,615
Term Loan, 4.75%, Maturing October 17, 2018		5,547	5,601,603
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		1,943	1,952,718

			$26,453,447

Food Service — 5.5%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		194	$194,969
Term Loan, 3.40%, Maturing July 26, 2016		348	351,399
Term Loan, 3.45%, Maturing July 26, 2016		5,298	5,343,249
Term Loan, 3.52%, Maturing July 26, 2016		2,401	2,417,380
Term Loan, 3.89%, Maturing July 26, 2016	GBP	1,188	1,774,475
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		499	503,738
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(5)		113	113,158
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,893	2,920,471
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		399	403,489

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,161	$1,176,154
Dunkin’ Brands, Inc.
Term Loan, 3.76%, Maturing February 7, 2020		3,395	3,406,489
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		2,864	2,880,047
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		736	748,214
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		2,901	2,943,000
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		474	479,735
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		420	420,290
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		4,219	4,273,147
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		1,464	1,475,466
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		2,195	2,219,179

			$34,044,049

Food/Drug Retailers — 4.1%
Albertson’s, LLC
Term Loan, Maturing February 25, 2016(2)		800	$808,834
Alliance Boots Holdings Limited
Term Loan, 3.58%, Maturing July 10, 2017	EUR	1,000	1,296,167
Term Loan, 3.99%, Maturing July 10, 2017	GBP	7,000	10,424,974
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		5,782	5,831,630
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		499	506,855
Rite Aid Corporation
Term Loan, Maturing February 21, 2020(2)		2,575	2,593,991
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		500	514,312
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		647	652,409
Supervalu Inc.
Term Loan, Maturing March 21, 2019(2)		2,525	2,563,400

			$25,192,572

Health Care — 16.8%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		521	$528,010
Term Loan, 4.75%, Maturing June 30, 2017		644	652,026
Term Loan, 4.75%, Maturing June 30, 2017		2,617	2,651,549
Alkermes, Inc.
Term Loan, Maturing September 18, 2019(2)		425	426,063
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		977	983,899
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		1,587	1,610,605

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019	925	$929,625
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	500	505,625
Biomet Inc.
Term Loan, 4.00%, Maturing July 25, 2017	5,226	5,272,915
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	650	655,959
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016	2,315	2,331,879
Term Loan, 4.25%, Maturing September 15, 2017	1,264	1,275,803
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	716	726,289
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017	6,791	6,851,271
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	1,520	1,541,335
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015	1,999	1,999,242
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,332	3,369,485
Term Loan, 4.00%, Maturing November 1, 2019	3,500	3,539,900
DJO Finance LLC
Term Loan, 5.20%, Maturing November 1, 2016	1,026	1,037,488
Term Loan, 6.25%, Maturing September 15, 2017	868	878,208
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	2,468	2,376,110
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	918	932,407
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,034	2,043,422
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	3,270	3,293,972
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	733	740,582
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017	6,452	6,493,937
Term Loan, 3.45%, Maturing May 1, 2018	2,690	2,707,761
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	1,658	1,676,388
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	2,090	2,118,605
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,867	1,872,584
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,139	1,125,107
Term Loan, 7.75%, Maturing May 15, 2018	976	963,668
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	1,869	1,870,486
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	4,529	4,601,437
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	622	635,090

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	700	$705,833
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	899	899,266
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	796	802,023
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	579	580,395
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 18, 2017	4,009	4,029,914
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	645	648,351
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	998	1,006,644
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing February 25, 2017	1,694	1,702,004
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	2,175	2,191,086
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	348	351,080
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	1,671	1,690,653
Sage Products, Inc.
Term Loan, 4.25%, Maturing November 29, 2019	650	655,281
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	3,349	3,379,670
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	722	725,810
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,650	1,653,485
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	1,845	1,879,964
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,200	1,207,721
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	2,092	2,107,157
Term Loan, 3.50%, Maturing December 11, 2019	2,250	2,265,176
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	2,249	2,269,698
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017	750	758,437
Term Loan, 4.45%, Maturing April 3, 2017	1,058	1,066,762

		$103,795,142

Home Furnishings — 0.6%
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	1,850	$1,875,823
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(2)	2,025	2,055,555

		$3,931,378

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 1.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		600	$607,875
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		200	203,625
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 28, 2020		800	809,500
Colfax Corporation
Term Loan, 3.25%, Maturing January 18, 2019		800	802,166
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		978	982,397
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		1,563	1,598,210
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		1,113	1,121,348
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		3,195	3,243,781
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		146	147,770
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		1,098	1,101,126
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		790	800,290
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		382	385,999

			$11,804,087

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		2,225	$2,246,322
AmWINS Group, Inc.
Term Loan, Maturing September 6, 2019(2)		4,525	4,553,281
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		645	650,770
Term Loan, 5.50%, Maturing December 8, 2016		1,488	1,501,489
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		9,725	9,776,056
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		350	354,156
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		2,375	2,396,772
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		775	786,625
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017		2,293	2,316,552
Term Loan, 6.75%, Maturing December 13, 2017		605	611,717
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,511,994

			$26,705,734

Leisure Goods/Activities/Movies — 5.8%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019		2,233	$2,264,417
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016		5,317	5,364,681
Term Loan, 4.75%, Maturing February 22, 2018		1,089	1,097,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 22, 2019		4,750	$4,797,500
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 16, 2020		1,025	1,033,328
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		2,171	2,185,956
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		2,685	2,732,304
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		973	979,186
Equinox Fitness Clubs
Term Loan, 5.50%, Maturing February 5, 2020		1,350	1,366,031
Fender Musical Instruments Corporation
Term Loan, 5.50%, Maturing June 9, 2014		262	261,605
Term Loan, 5.50%, Maturing June 9, 2014		519	517,706
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,951	2,976,601
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(5)		814	672,673
Term Loan - Second Lien, 7.21%, Maturing June 21, 2015(5)		900	479,250
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		2,508	2,527,251
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		1,625	1,648,911
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		1,846	1,868,879
Zuffa LLC
Term Loan, 5.75%, Maturing February 20, 2020		3,225	3,225,000

			$35,998,441

Lodging and Casinos — 3.0%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		496	$504,159
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		1,152	1,161,823
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,910	2,972,763
Term Loan, 5.45%, Maturing January 26, 2018		3,788	3,506,727
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	2,850	4,266,548
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		1,029	1,035,860
LodgeNet Entertainment Corporation
Term Loan, 0.00%, Maturing April 4, 2014(3)		1,288	914,304
MGM Resorts International
Term Loan, 4.25%, Maturing December 20, 2019		2,750	2,792,232
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		374	376,497
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		645	650,770
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		347	351,717

			$18,533,400

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 2.3%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	3,260	$3,323,873
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	2,924	2,932,586
Noranda Aluminum Acquisition Corporation
Term Loan, 6.75%, Maturing February 24, 2019	1,141	1,150,649
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	741	744,976
Term Loan, 4.00%, Maturing March 10, 2017	2,279	2,291,892
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	2,061	2,075,182
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	1,314	1,278,254
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	500	477,500

		$14,274,912

Oil and Gas — 5.3%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	197	$199,295
Term Loan, 9.00%, Maturing June 23, 2017	2,454	2,515,368
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	1,175	1,197,235
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	2,925	2,942,468
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	2,080	1,906,345
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	2,581	2,616,790
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 16, 2018	8,333	8,391,259
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	2,637	2,686,445
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	2,250	2,260,238
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	950	961,380
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	2,261	2,300,170
Term Loan, 5.00%, Maturing September 25, 2019	183	186,168
Term Loan, 5.00%, Maturing September 25, 2019	300	304,791
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	2,400	2,437,999
Tervita Corporation
Term Loan, 6.25%, Maturing May 1, 2018	1,825	1,841,783

		$32,747,734

Publishing — 5.6%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	3,402	$3,394,864
Aster Zweite Beteiligungs GmbH
Term Loan, 5.55%, Maturing December 31, 2014	93	93,118

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 5.55%, Maturing December 31, 2014	1,665	$1,661,362
Term Loan, 5.55%, Maturing December 31, 2014	1,683	1,678,930
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014	979	770,731
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014	639	209,551
Term Loan, 2.21%, Maturing August 28, 2014	1,498	491,638
Term Loan, 2.46%, Maturing August 28, 2014	737	241,789
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,400	5,458,342
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014	183	133,913
Term Loan, 3.58%, Maturing August 7, 2014	1,760	1,284,620
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	2,966	2,975,880
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018	675	685,687
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	39	38,875
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	7,554	7,607,867
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014	128	124,998
Merrill Communications, LLC
Term Loan, 11.25%, Maturing March 28, 2013	2,613	2,619,665
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014	462	365,143
Nielsen Finance LLC
Term Loan, 2.94%, Maturing May 2, 2016	1,938	1,950,278
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4)(5)	786	335,217
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)	884	703,940
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,900	1,911,865

		$34,738,273

Radio and Television — 4.3%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016	1,516	$1,307,233
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	7,122	7,195,380
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,027,500
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018	563	569,201
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	1,546	1,572,537
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	554	561,901
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 28, 2017	806	816,051
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018	925	920,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		668	$674,097
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		461	464,889
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,089	1,099,642
Nine Entertainment Group Limited
Term Loan, Maturing January 17, 2020(2)		825	826,934
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		985	987,463
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		815	820,174
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		5,524	5,545,273
Weather Channel
Term Loan, 3.50%, Maturing February 7, 2017		2,220	2,242,147

			$26,630,797

Retailers (Except Food and Drug) — 6.0%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		1,562	$1,574,645
B&M Retail Limited
Term Loan, Maturing February 18, 2020(2)	GBP	1,175	1,762,035
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		1,575	1,588,079
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		750	759,844
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		746	751,665
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,346	1,352,837
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		1,119	1,134,487
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		1,793	1,797,866
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,929	1,943,894
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 31, 2020		2,850	2,863,575
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		893	906,649
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		5,225	5,235,340
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		549	553,425
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		1,525	1,527,065
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		525	534,187
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,356	2,374,384
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,986	2,005,942

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.25%, Maturing August 7, 2019		673	$680,151
ServiceMaster Company
Term Loan, 4.45%, Maturing January 31, 2017		2,929	2,941,580
Term Loan, Maturing April 1, 2017(2)		1,625	1,623,404
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,479	1,420,242
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	29	31,814
Term Loan, 2.42%, Maturing March 9, 2015	EUR	62	69,559
Term Loan, 2.42%, Maturing March 9, 2015	EUR	347	386,616
Term Loan, 2.92%, Maturing March 8, 2016	EUR	18	20,490
Term Loan, 2.92%, Maturing March 8, 2016	EUR	71	79,264
Term Loan, 2.92%, Maturing March 8, 2016	EUR	440	490,685
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		716	726,677

			$37,136,401

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,172	$1,198,434
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		6,559	6,652,842
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	750	1,145,255
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		761	765,732
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		925	931,167
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		174	175,729
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		1,282	1,299,615
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		698	708,724

			$12,877,498

Surface Transport — 1.2%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,905	$3,930,456
Term Loan, 3.75%, Maturing March 11, 2018		2,050	2,064,948
Swift Transportation Co., Inc.
Term Loan, 5.00%, Maturing December 21, 2017		1,677	1,695,720

			$7,691,124

Telecommunications — 6.4%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		1,136	$1,110,945
Arris Group, Inc.
Term Loan, Maturing February 7, 2020(2)		1,175	1,177,386
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		936	945,108
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		550	554,641

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019	2,079	$2,094,882
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018	11,599	11,748,564
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016	974	980,114
Term Loan, 4.00%, Maturing March 16, 2018	4,470	4,496,384
Mitel Networks Corporation
Term Loan, Maturing February 27, 2019(2)	825	824,484
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	622	622,652
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	1,034	1,039,206
Term Loan, 3.75%, Maturing September 27, 2019	475	478,488
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(6)	1,375	1,375,000
Term Loan, 5.00%, Maturing April 23, 2019	2,090	2,100,602
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	7,761	7,838,610
TNS, Inc.
Term Loan, Maturing February 15, 2020(2)	1,000	1,002,500
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	1,045	1,053,725

		$39,443,291

Utilities — 3.1%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	2,247	$2,260,069
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	1,059	1,068,729
Term Loan, 4.00%, Maturing April 2, 2018	3,119	3,143,613
Term Loan, 4.00%, Maturing October 9, 2019	948	956,410
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	496	516,198
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	799	834,967
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	808	819,613
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018	4,900	4,932,752
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	575	589,375
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	6,000	4,083,455

		$19,205,181

Total Senior Floating-Rate Interests (identified cost $871,378,039)		$874,456,360

Eaton Vance

Floating-Rate Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 11.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(7)
GenCorp, Inc.
7.125%, 3/15/21(8)	50	$52,250

		$52,250

Automotive — 0.0%(7)
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(8)	120	$132,600
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(8)	75	78,497
Navistar International Corp., Sr. Notes
8.25%, 11/1/21	55	53,350

		$264,447

Beverage and Tobacco — 0.0%(7)
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	70	$76,825
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(8)	45	38,925

		$115,750

Brokers, Dealers and Investment Houses — 0.0%(7)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(8)	55	$59,537
E*TRADE Financial Corp., Sr. Notes
6.00%, 11/15/17	15	15,638
6.375%, 11/15/19	45	47,138

		$122,313

Building and Development — 0.1%
Brookfield Residential Properties, Inc., Sr. Notes
6.50%, 12/15/20(8)	55	$58,575
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(8)	40	45,250
7.50%, 7/15/20(8)	100	100,375
11.50%, 7/15/20(8)	35	40,425
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(4)(8)	140	154,612
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	90	100,688
8.50%, 4/15/21	25	27,688
8.50%, 4/15/21(8)	105	116,025

		$643,638

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		100	$100,625
FTI Consulting, Inc., Sr. Notes
6.00%, 11/15/22(8)		40	41,500
HDTFS, Inc., Sr. Notes
6.25%, 10/15/22(8)		55	59,400
TransUnion Holding Co., Inc., Sr. Notes
8.125%, 6/15/18(4)(8)		110	115,775

			$317,300

Cable and Satellite Television — 0.2%
AMC Networks, Inc., Sr. Notes
4.75%, 12/15/22		35	$35,044
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
5.25%, 9/30/22		200	197,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(8)		1,000	1,015,000

			$1,247,794

Chemicals and Plastics — 1.6%
Ashland, Inc., Sr. Notes
3.00%, 3/15/16(8)		15	$15,263
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		1,075	1,064,250
6.625%, 4/15/20		2,000	1,980,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR	1,000	1,384,535
8.375%, 2/15/19(8)		1,950	2,142,562
7.50%, 5/1/20(8)		900	974,250
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		215	240,800
5.75%, 4/15/24		200	233,500
Rockwood Specialties Group, Inc., Sr. Notes
4.625%, 10/15/20		130	135,037
TPC Group, Inc.
8.75%, 12/15/20(8)		35	35,525
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(8)		1,685	1,685,000
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(8)		115	114,713

			$10,005,435

Commercial Services — 0.0%(7)
RR Donnelley & Sons Co., Sr. Notes
7.875%, 3/15/21		35	$34,825

			$34,825

Conglomerates — 0.1%
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(8)		50	$51,500

Security	Principal Amount* (000’s omitted)		Value
General Cable Corp., Sr. Notes
5.75%, 10/1/22(8)		80	$82,400
Harbinger Group, Inc., Sr. Notes
7.875%, 7/15/19(8)		35	36,488
Spectrum Brands Escrow Corp., Sr. Notes
6.375%, 11/15/20(8)		50	53,312
6.625%, 11/15/22(8)		75	81,000

			$304,700

Containers and Glass Products — 0.9%
Berry Plastics Corp., Sr. Notes
5.054%, 2/15/15(9)		1,000	$1,000,825
BOE Merger Corp., Sr. Notes
9.50%, 11/1/17(4)(8)		65	69,225
Crown Americas, LLC/Crown Americas Capital Corp. IV, Sr. Notes
4.50%, 1/15/23(8)		85	83,512
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20		4,350	4,502,250
Sealed Air Corp., Sr. Notes
6.50%, 12/1/20(8)		35	38,238
8.375%, 9/15/21(8)		10	11,450

			$5,705,500

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc., Sr. Notes
7.75%, 11/1/17(4)(8)		135	$140,569
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(8)		130	142,025

			$282,594

Diversified Financial Services — 0.3%
KION Finance SA, Sr. Notes
4.726%, 2/15/20(8)(9)	EUR	1,450	$1,907,245

			$1,907,245

Drugs — 0.0%(7)
VPI Escrow Corp., Sr. Notes
6.375%, 10/15/20(8)		135	$145,969

			$145,969

Ecological Services and Equipment — 0.0%(7)
ADS Waste Holdings, Inc., Sr. Notes
8.25%, 10/1/20(8)		55	$59,400
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20		50	51,750
5.125%, 6/1/21(8)		25	25,500

			$136,650

Electronics/Electrical — 0.1%
Brocade Communications Systems, Inc., Sr. Notes
6.875%, 1/15/20		40	$43,900

Security	Principal Amount* (000’s omitted)		Value
Infor US, Inc., Sr. Notes
9.375%, 4/1/19		65	$73,288
NCR Corp., Sr. Notes
5.00%, 7/15/22(8)		65	65,000
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(8)		120	122,100

			$304,288

Equipment Leasing — 0.4%
Air Lease Corp., Sr. Notes
4.50%, 1/15/16		265	$272,287
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	1,050,000
6.75%, 9/1/16(8)		400	454,000
7.125%, 9/1/18(8)		400	469,500

			$2,245,787

Financial Intermediaries — 1.3%
Ally Financial, Inc., Sr. Notes
2.487%, 12/1/14(9)		35	$35,103
0.00%, 6/15/15		80	74,300
4.625%, 6/26/15		535	562,727
CIT Group, Inc., Sr. Notes
5.50%, 2/15/19(8)		45	49,163
5.375%, 5/15/20		10	10,950
5.00%, 8/15/22		20	21,507
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		1,000	1,056,250
6.75%, 11/1/20(8)		1,640	1,691,250
11.25%, 1/15/21(8)		65	66,625
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,747,812
Lender Processing Services, Inc., Sr. Notes
5.75%, 4/15/23		80	84,200
Nuveen Investments, Inc., Sr. Notes
9.50%, 10/15/20(8)		135	137,700
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	1,000	1,390,410

			$7,927,997

Food Products — 0.0%(7)
Land O’Lakes, Inc., Sr. Notes
6.00%, 11/15/22(8)		50	$53,250
Michael Foods Holding, Inc., Sr. Notes
8.50%, 7/15/18(4)(8)		50	51,500
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22		105	114,450

			$219,200

Security	Principal Amount* (000’s omitted)	Value
Food Service — 0.0%(7)
Aramark Corp., Sr. Notes
5.75%, 3/15/20(8)	35	$35,875

		$35,875

Food/Drug Retailers — 0.0%(7)
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(8)	75	$80,906

		$80,906

Health Care — 0.9%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17	180	$191,700
Air Medical Group Holdings, Inc., Sr. Notes
9.25%, 11/1/18	4	4,445
Amsurg Corp., Sr. Notes
5.625%, 11/30/20(8)	20	21,100
Biomet, Inc., Sr. Notes
6.50%, 8/1/20(8)	115	122,044
CDRT Holding Corp., Sr. Notes
9.25%, 10/1/17(4)(8)	90	93,038
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	2,445	2,576,419
7.125%, 7/15/20	130	140,237
DaVita, Inc., Sr. Notes
5.75%, 8/15/22	225	235,687
DJO Finance, LLC/DJO Finance Corp., Sr. Notes
8.75%, 3/15/18	20	22,175
HCA Holdings, Inc., Sr. Notes
6.25%, 2/15/21	90	95,175
HCA, Inc., Sr. Notes
4.75%, 5/1/23	1,200	1,200,000
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(8)	265	280,900
IMS Health, Inc., Sr. Notes
6.00%, 11/1/20(8)	80	83,400
INC Research, LLC., Sr. Notes
11.50%, 7/15/19(8)	55	58,988
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(8)	50	54,125
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20	65	73,450
Valeant Pharmaceuticals International, Sr. Notes
6.375%, 10/15/20(8)	110	118,662
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(8)	190	200,925

		$5,572,470

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	835	$899,713

Security	Principal Amount* (000’s omitted)	Value
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(8)	135	$143,606
Tempur-Pedic International, Inc., Sr. Notes
6.875%, 12/15/20(8)	40	42,400

		$1,085,719

Homebuilders/Real Estate — 0.0%(7)
BC Mountain, LLC/BC Mountain Finance, Inc., Sr. Notes
7.00%, 2/1/21(8)	65	$67,113

		$67,113

Industrial Equipment — 0.0%(7)
Manitowoc Co., Inc. (The), Sr. Notes
5.875%, 10/15/22	70	$71,925

		$71,925

Insurance — 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes
7.875%, 12/15/20(8)	50	$50,500
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(8)	1,175	1,251,375
Hub International, Ltd., Sr. Notes
8.125%, 10/15/18(8)	70	73,325
Onex USI Acquisition Corp., Sr. Notes
7.75%, 1/15/21(8)	95	94,406

		$1,469,606

Leisure Goods/Activities/Movies — 0.3%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	85	$93,606
Bombardier, Inc., Sr. Notes
4.25%, 1/15/16(8)	50	52,125
6.125%, 1/15/23(8)	35	36,050
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	835	899,712
NCL Corp., Ltd., Sr. Notes
5.00%, 2/15/18(8)	50	50,500
Regal Entertainment Group, Sr. Notes
5.75%, 2/1/25	30	29,475
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	105	106,706
6.875%, 12/1/13	40	41,800
7.25%, 6/15/16	25	28,375
7.25%, 3/15/18	50	57,625
Seven Seas Cruises, S. de R.L., Sr. Notes
9.125%, 5/15/19	75	80,813
Viking Cruises, Ltd., Sr. Notes
8.50%, 10/15/22(8)	65	71,744

		$1,548,531

Security	Principal Amount* (000’s omitted)	Value
Lodging and Casinos — 1.1%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(3)(8)	535	$171,200
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	20	19,900
11.25%, 6/1/17	1,000	1,068,750
8.50%, 2/15/20	2,375	2,323,047
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(8)	630	625,275
9.00%, 2/15/20(8)	1,300	1,290,250
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(8)	66	66,330
MGM Resorts International, Sr. Notes
6.625%, 12/15/21	120	124,350
7.75%, 3/15/22	30	33,113
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(8)	105	104,475
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(8)	450	390,375
Station Casinos, LLC, Sr. Notes
7.50%, 3/1/21(8)	85	85,956
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	345	310,500
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(8)	179	96,050

		$6,709,571

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal, Sr. Notes
6.75%, 2/25/22	25	$27,582
Eldorado Gold Corp., Sr. Notes
6.125%, 12/15/20(8)	135	141,075
IAMGOLD Corp., Sr. Notes
6.75%, 10/1/20(8)	135	131,288
Inmet Mining Corp., Sr. Notes
8.75%, 6/1/20(8)	30	32,775
7.50%, 6/1/21(8)	50	53,500

		$386,220

Nonferrous Metals/Minerals — 0.0%(7)
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(8)	60	$63,150
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(8)	45	48,825
6.25%, 11/15/22(8)	70	74,025
Penn Virginia Resource Partners, L.P./Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(8)	55	58,300

		$244,300

Oil and Gas — 0.5%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Notes
4.875%, 5/15/23	65	$64,431

Security	Principal Amount* (000’s omitted)	Value
Atlas Energy Holdings Operating Co., LLC, Sr. Notes
7.75%, 1/15/21(8)	50	$48,656
Bristow Group, Inc., Sr. Notes
6.25%, 10/15/22	85	91,694
Chesapeake Energy Corp., Sr. Notes
6.125%, 2/15/21	140	149,100
Concho Resources, Inc., Sr. Notes
5.50%, 4/1/23	85	88,825
Continental Resources, Inc., Sr. Notes
5.00%, 9/15/22	280	302,400
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes
6.50%, 11/1/22(8)	130	131,625
Denbury Resources, Inc., Sr. Sub. Notes
4.625%, 7/15/23	40	39,300
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19	190	208,050
9.375%, 5/1/20	145	166,025
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22	40	43,500
EPL Oil & Gas, Inc., Sr. Notes
8.25%, 2/15/18(8)	80	83,800
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes
8.125%, 11/15/18(8)	25	26,000
Inergy Midstream LP/NRGM Finance Corp., Sr. Notes
6.00%, 12/15/20(8)	25	26,000
Kodiak Oil & Gas Corp., Sr. Notes
5.50%, 1/15/21(8)	15	15,544
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	75	81,750
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(8)	105	109,200
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	130	136,175
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	140	154,000
Offshore Group Investment, Ltd., Sr. Notes
7.50%, 11/1/19(8)	40	41,450
Plains Exploration & Production Co., Sr. Notes
6.875%, 2/15/23	210	243,075
Rockies Express Pipeline, LLC, Sr. Notes
6.00%, 1/15/19(8)	70	68,775
Sabine Pass Liquefaction, LLC, Sr. Notes
5.625%, 2/1/21(8)	100	103,375
Sabine Pass LNG, L.P., Sr. Notes
6.50%, 11/1/20(8)	105	111,300
SandRidge Energy, Inc., Sr. Notes
7.50%, 3/15/21	15	15,750
8.125%, 10/15/22	5	5,406
Seadrill, Ltd., Sr. Notes
5.625%, 9/15/17(8)	280	284,900
SM Energy Co., Sr. Notes
6.50%, 1/1/23	85	92,437
Tervita Corp., Sr. Notes
8.00%, 11/15/18(8)	35	36,116

Security	Principal Amount* (000’s omitted)	Value
Tesoro Corp., Sr. Notes
5.375%, 10/1/22	105	$109,725

		$3,078,384

Publishing — 0.1%
Laureate Education, Inc., Sr. Notes
9.25%, 9/1/19(8)	645	$704,662
Laureate Education, Inc., Sr. Sub. Notes
12.75%, 8/15/17(8)	105	112,875

		$817,537

Radio and Television — 0.5%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)	953	$891,055
11.25%, 3/1/21(8)	50	50,125
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes
6.50%, 11/15/22(8)	50	52,500
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes
6.50%, 11/15/22(8)	140	148,050
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17	844	922,070
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19	70	71,925
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(8)	925	1,003,625
WMG Acquisition Corp., Sr. Notes
6.00%, 1/15/21(8)	55	57,200

		$3,196,550

Rail Industries — 0.1%
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	$552,500

		$552,500

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., Sr. Notes
9.00%, 2/15/18(4)(8)	55	$55,000
Claire’s Stores, Inc., Sr. Notes
8.875%, 3/15/19	15	15,094
9.00%, 3/15/19(8)	140	156,100
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18	150	164,437
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes
8.00%, 6/15/18(4)(8)	115	119,312
PETCO Holdings, Inc., Sr. Notes
8.50%, 10/15/17(4)(8)	215	222,525
Radio Systems Corp., Sr. Notes
8.375%, 11/1/19(8)	65	69,225
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	185	196,331

Security	Principal Amount* (000’s omitted)		Value
ServiceMaster Company, Sr. Notes
7.00%, 8/15/20(8)		115	$117,588

			$1,115,612

Steel — 0.0%(7)
AK Steel Corp., Sr. Notes
8.75%, 12/1/18(8)		35	$38,281

			$38,281

Telecommunications — 1.1%
Avaya, Inc., Sr. Notes
9.75%, 11/1/15		840	$830,550
9.00%, 4/1/19(8)		50	51,625
Crown Castle International Corp., Sr. Notes
5.25%, 1/15/23		105	105,000
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		1,000	1,100,000
Intelsat Jackson Holdings SA, Sr. Notes
7.25%, 10/15/20		110	118,388
Lynx I Corp., Sr. Notes
5.375%, 4/15/21(8)		1,025	1,055,750
6.00%, 4/15/21(8)	GBP	1,050	1,640,690
SBA Communications Corp., Sr. Notes
5.625%, 10/1/19(8)		105	108,544
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(8)		95	99,156
Sprint Nextel Corp., Sr. Notes
7.00%, 8/15/20		1,095	1,196,287
6.00%, 11/15/22		190	192,850
Windstream Corp., Sr. Notes
6.375%, 8/1/23(8)		40	39,400

			$6,538,240

Utilities — 1.4%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		4,590	$5,014,575
7.875%, 1/15/23(8)		3,442	3,829,225
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(8)		35	37,100
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14		20	21,450

			$8,902,350

Total Corporate Bonds & Notes (identified cost $70,418,328)			$73,495,372

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.238%, 2/24/19(8)(9)	$589	$548,825
Babson Ltd., Series 2005-1A, Class C1, 2.254%, 4/15/19(8)(9)	753	689,501
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.811%, 3/8/17(8)(9)	985	985,601
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(8)(9)	750	719,391
Comstock Funding Ltd., Series 2006-1A, Class D, 4.537%, 5/30/20(8)(9)	692	647,956

Total Asset-Backed Securities (identified cost $3,619,092)		$3,591,274

Common Stocks — 1.5%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(5)(10)(11)	20,780	$644,180

		$644,180

Building and Development — 0.1%
Panolam Holdings Co.(5)(10)(12)	280	$494,251
United Subcontractors, Inc.(5)(10)(11)	601	25,038

		$519,289

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(10)(11)	168	$18,189

		$18,189

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(5)(10)(11)	50,495	$456,980

		$456,980

Leisure Goods/Activities/Movies — 0.4%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	66,174	$2,616,573

		$2,616,573

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(10)	83	$5,976
Tropicana Entertainment, Inc.(5)(10)(11)	37,016	578,375

		$584,351

Nonferrous Metals/Minerals — 0.0%(7)
Euramax International, Inc.(5)(10)(11)	701	$140,240

		$140,240

Oil and Gas — 0.0%(7)
SemGroup Corp.(10)	1,565	$72,131

		$72,131

Publishing — 0.6%
Ion Media Networks, Inc.(5)(10)(11)	4,429	$2,816,844
MediaNews Group, Inc.(5)(10)(11)	29,104	610,603
Source Interlink Companies, Inc.(5)(10)(11)	2,290	0

		$3,427,447

Security	Shares	Value
Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	232	$852,600

		$852,600

Total Common Stocks (identified cost $5,362,451)		$9,331,980

Warrants — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
SemGroup Corp., Expires 11/30/14(10)	1,647	$35,229

		$35,229

Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	3	$11,025

		$11,025

Total Warrants (identified cost $5,172)		$46,254

Miscellaneous — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
SemGroup Corp., Escrow Certificate	605,000	$16,637

Total Miscellaneous (identified cost $0)		$16,637

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$14,800	$14,799,936

Total Short-Term Investments (identified cost $14,799,936)		$14,799,936

Total Investments — 158.0% (identified cost $965,583,018)		$975,737,813

Less Unfunded Loan Commitments — (0.2)%		$(1,375,000)

Net Investments — 157.8% (identified cost $964,208,018)		$974,362,813

Variable Rate Term Preferred Shares, at Liquidation Value — (13.0)%		$(80,000,000)

Other Assets, Less Liabilities — (44.8)%		$(276,893,964)

Net Assets Applicable to Common Shares — 100.0%		$617,468,849

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after February 28, 2013, at which time the interest rate will be determined.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $45,238,084 or 7.3% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2013.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2013 was $15,305.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$964,834,431

Gross unrealized appreciation	$19,555,941
Gross unrealized depreciation	(10,027,559)

Net unrealized appreciation	$9,528,382

Restricted Securities

At February 28, 2013, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$494,251

Total Restricted Securities			$153,860	$494,251

A summary of open financial instruments at February 28, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
3/28/13	British Pound Sterling 3,137,206	United States Dollar 5,055,058	Citibank NA	$296,391
3/28/13	British Pound Sterling 1,970,000	United States Dollar 3,112,890	State Street Bank and Trust Co.	124,697
3/28/13	Euro 1,442,750	United States Dollar 1,940,275	HSBC Bank USA	56,370
3/28/13	Euro 2,213,999	United States Dollar 2,928,800	HSBC Bank USA	37,817
4/30/13	British Pound Sterling 1,050,000	United States Dollar 1,630,745	Citibank NA	38,314
4/30/13	British Pound Sterling 5,894,485	United States Dollar 9,285,170	HSBC Bank USA	345,588
4/30/13	Euro 4,880,237	United States Dollar 6,585,977	Deutsche Bank	211,902
5/31/13	British Pound Sterling 2,636,306	United States Dollar 3,991,090	Goldman Sachs International	(6,548)
5/31/13	Euro 6,395,837	United States Dollar 8,364,731	Citibank NA	9,039

				$1,113,570

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At February 28, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,120,118 and $6,548, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$870,395,580	$2,685,780	$873,081,360
Corporate Bonds & Notes	—	73,399,322	96,050	73,495,372
Asset-Backed Securities	—	3,591,274	—	3,591,274
Common Stocks	72,131	3,475,149	5,784,700	9,331,980
Warrants	—	46,254	—	46,254
Miscellaneous	—	16,637	—	16,637
Short-Term Investments	—	14,799,936	—	14,799,936
Total Investments	$72,131	$965,724,152	$8,566,530	$974,362,813
Forward Foreign Currency Exchange Contracts	$—	$1,120,118	$—	$1,120,118
Total	$72,131	$966,844,270	$8,566,530	$975,482,931

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,548)	$—	$(6,548)
Total	$—	$(6,548)	$—	$(6,548)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

The carrying amount of the Variable Rate Term Preferred Shares (VRTP Shares) at February 28, 2013 approximated its fair value. If measured at fair value, VRTP Shares would have been considered as Level 2 in the fair value hierarchy at February 28, 2013.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2013 is not presented.

At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013